Bank indebtedness, interim production financing, long-term debt and obligations under finance leases	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Bank indebtedness, interim production financing, long-term debt and obligations under finance leases
Bank indebtedness, interim production financing, long-term debt and obligations under finance leases

	June 30, 2018	June 30, 2017
	$	$

Bank indebtedness	16,350	—
Interim production financing	93,683	101,224
Long-term debt and obligations under finance leases	756,570	983,335

Interest bearing debt and obligations under finance leases	866,603	1,084,559

Amount due within 12 months	(120,557)	(336,100)

Amount due beyond 12 months	746,046	748,459

Effective June 30, 2017 and commensurate with the closing of the Company’s acquisition of IED (note 5), the Company entered into the Senior Secured Credit Agreement with a syndicate of lenders, which provides for a revolving facility (the “Revolving Facility”) and a term facility (the “Term Facility”). All amounts borrowed pursuant to the Senior Secured Credit Agreement are guaranteed by the Company and certain of its subsidiaries (the “Guarantors”). A first priority security interest in respect of all of the capital stock of certain of the subsidiaries of DHX Media Ltd. has been provided in favour of the syndicate of lenders, as well as all present and subsequently acquired real and personal property of the Guarantors.

On May 31, 2017, and pursuant to the Company’s acquisition of IED (note 5), the Company completed the Offering of Subscription Receipts, which upon closing of the acquisition of IED on June 30, 2017 were automatically converted into Special Warrants and were automatically exercised, for no additional consideration, into Senior Unsecured Convertible Debentures effective October 1, 2017.

The proceeds from the Refinancing were used to fund the acquisition of IED (note 5) and to repay all amounts owing pursuant to Former Senior Secured Credit Facilities and Senior Unsecured Notes.

a)	Bank indebtedness

The Revolving Facility has a maximum available balance of US$30,000 (CAD $39,504) and matures on June 30, 2022. The Revolving Facility may be drawn down by way of either $USD base rate, $CAD prime rate, $CAD bankers’ acceptance, or $USD and £GBP LIBOR advances (the “Drawdown Rate”) and bears interest at floating rates ranging from the Drawdown Rate + 2.50% to the Drawdown Rate + 3.75%.

As at June 30, 2018, $16,350 (2017 - $nil) was drawn on the Revolving Facility, comprised of the following amounts payable: US$4,000, GBP£1,200, and CAD$9,000.

b)	Interim production financing

	June 30, 2018	June 30, 2017
	$	$

Interim production credit facilities with various institutions, bearing interest at bank prime plus 0.5% - 1.0%. Assignment and direction of specific production financing, licensing contracts receivable and film tax credits receivable with a net book value of approximately $115,639 at June 30, 2018 (June 30, 2017 - $131,186) have been pledged as security.	93,683	101,224

During the year ended June 30, 2018, the $CDN bank prime rate averaged 3.19% (2017 - 2.70%).

c)	Long-term debt and obligations under finance leases

	June 30, 2018	June 30, 2017
	$	$

Term Facility, net of unamortized issue costs of $22,232 (June 30, 2017 - $26,107)	623,066	616,339
Special Warrants, net of unamortized issue costs of $nil (June 30, 2017 - $6,249)	—	133,751
Senior Unsecured Convertible Debentures, net of unamortized issue costs of $5,588 (June 30, 2017 - $nil) and embedded derivatives at fair value of $11,940 (June 30, 2017 - $nil)	124,747	—
Senior Unsecured Notes	—	225,000
Obligations under various finance leases, bearing interest at rates ranging from 4.0% to 9.8%, maturing on dates ranging from July 2018 to March 2021	8,757	8,245

	756,570	983,335

Less: Current portion	(10,524)	(234,876)

	746,046	748,459

(i) Term Facility

As at June 30, 2018, the Term Facility has a principal balance of US$490,050 (2017 - US$495,000) and matures on December 29, 2023.

The Term Facility is repayable in annual amortization payments of 1% of the initial principal, payable in equal quarterly installments which commenced September 30, 2017. The Term Facility also requires repayments equal to 50% of Excess Cash Flow (the "Excess Cash Flow Payments") (as defined in the Senior Secured Credit Agreement), commencing for the fiscal year-ended June 30, 2018, while the First Lien Net Leverage Ratio (as defined in the Senior Secured Credit Agreement) is greater than 3.50 times, reducing to 25% of Excess Cash Flow while First Lien Net Leverage Ratio (as defined in the Senior Secured Credit Agreement) is at or below 3.50 times and greater than 3.00 times, with the remaining balance due on December 29, 2023. As at June 30, 2018, no payments were owing under the Excess Cash Flow Payments terms of the Term Facility.

The Term Facility bears interest at floating rates of either $USD base rate + 2.75% or $USD LIBOR + 3.75%.

Subsequent to June 30, 2018, the Company repaid US$161,328 against its Term Facility using proceeds from the sale of a 49% interest of the Company's 80% ownership in Peanuts (see note 24 for further details).

The Senior Secured Credit Facilities require that the Company comply with a Total Net Leverage Ratio covenant, defined as follows:

•
The ratio of Consolidated Funded Indebtedness (defined in summary as all third-party indebtedness for borrowed money, unreimbursed obligations in respect of drawn letters of credit, finance leases and other purchase money indebtedness and guarantees of the Company and certain of its subsidiaries (the “Restricted Subsidiaries”) and generally excludes all interim production financing), less the unrestricted cash and cash equivalents of the Company and Restricted Subsidiaries to Consolidated EBITDA (rolling consolidated adjusted EBITDA, pro-forma last 12 months) of the Company and its Restricted Subsidiaries, calculated quarterly in $USD, which commencing the 12 month period ended September 30, 2017 is not to exceed 7.25 times, stepping down to 6.75 times commencing for the 12 month period ended September 30, 2018, then stepping down to 6.50 times for the 12 month period ended September 30, 2019, then stepping down to 5.75 times commencing for the 12 month period ended September 30, 2020, then stepping down to 5.50 times commencing for the 12 month period ended September 30, 2021 through until maturity.

As at June 30, 2018, the Company was in compliance with its debt covenants.

(ii) Former Term Facility

On June 30, 2017, a portion of the proceeds from the Refinancing were used to repay all amounts outstanding pursuant to the Former Term Facility which bore interest at floating rates, resulting in a debt extinguishment charge of $1,471 during the year ended June 30, 2017, representing the previously unamortized debt issue costs.

(iii) Senior Unsecured Convertible Debentures
On May 31, 2017, and in contemplation of the closing of the acquisition of IED (note 5), the Company completed the Offering of Subscription Receipts in the amount of $140,000, which upon closing of the acquisition of IED (note 5) on June 30, 2017 automatically converted into Special Warrants and were exercised, for no additional consideration, into Senior Unsecured Convertible Debentures of the Company effective October 1, 2017. The Subscription Receipts, Special Warrants and Senior Unsecured Convertible Debentures all bear interest at an annual rate of 5.875%, paid semi-annually on March 31 and September 30. The Senior Unsecured Convertible Debentures are convertible into Common Voting Shares or Variable Voting Shares of the Company at a price of $8.00 per share, subject to certain customary adjustments. The Senior Unsecured Convertible Debentures mature September 30, 2024.

The Company accounts for the Senior Unsecured Convertible Debentures by allocating the proceeds, net of issue costs, between the debt component and the embedded derivatives based on the estimated fair values of the debt component and the embedded derivatives, as determined by the residual value of the debt component. The Senior Unsecured Convertible Debentures have a cash conversion option whereby the Company can elect to make a cash payment in lieu of issuing Common Voting Shares or Variable Voting Shares upon exercise of the conversion option feature by the holder of the Senior Unsecured Convertible Debentures; accordingly, the Senior Unsecured Convertible Debentures are deemed to have no equity component and the estimated fair value of the embedded derivatives is recorded as a financial liability and is included with the debt component on the Company's consolidated balance sheet. Changes in the estimated fair value of the embedded derivatives are recorded through the Company's consolidated statement of income. As at October 1, 2017, the initial estimated fair value of the embedded derivatives was $23,191.

(iv) Senior Unsecured Notes
As at June 30, 2018, the outstanding principal amount due on the Senior Unsecured Notes was
$nil (2017 - $225,000). The Senior Unsecured Notes bore interest at 5.875% and with an originally scheduled maturity of December 2, 2021.

On June 7, 2017, and pursuant to both the acquisition of IED (note 5) and the Refinancing, the Company issued notice to the holders of the Senior Unsecured Notes of its intention to redeem the Senior Unsecured Notes on July 11, 2017, resulting in the recognition of an early redemption penalty of $13,464 and a debt extinguishment charge of $5,519, representing the previously unamortized debt issue costs, during the year ended June 30, 2017. On July 11, 2017, the Senior Unsecured Notes, including all accrued interest and the early redemption penalty were settled for $239,877.

(v)	Principal repayments
The aggregate amount of scheduled principal repayments, excluding any potential Excess Cash Flow Payments, required in each of the next five years is as follows:

$

Year ending June 30, 2019	10,524
2020	8,611
2021	8,254
2022	7,440
2023 and beyond	759,225